Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 143,244,000.00
Previously Paid Amount	0.00
Total Fee Amount	19,782.00
Total Offset Amount	0.00
Net Fee	19,782.00
Narrative - Max Aggregate Offering Price	$ 143,244,000.00
Final Prospectus	true